Employee Incentive Plans (Details Narrative) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period		1 year
Vesting period	2 years
Performance Shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	50.00%
Performance Shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	50.00%
Performance Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award issuance range		0.00%
Performance Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award issuance range		200.00%
Software Development [Member] | LendingClub Corp [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, capitalized amount	$ 2,200		$ 2,200	$ 7,400	$ 6,200	$ 9,800	$ 4,400	$ 1,900